Aug. 24, 2020
Selective Opportunity Fund

August 24, 2020

SELECTIVE OPPORTUNITY FUND (the “Fund”)

Supplement to the Prospectus dated April 29, 2020

Effective immediately, the Fund’s prospectus is amended to reflect that the Adviser may invest the Fund’s assets in shares of other investment companies, including open-end and closed-end funds and exchange traded funds (“ETFs”).

The first paragraph of the Principal Investment Strategies section on page 2 of the Fund’s prospectus is replaced with the following:

The Fund invests primarily in equity securities of U.S. and foreign companies of any market capitalization that the Fund’s Adviser believes possess a durable competitive advantage and are capable of producing superior returns. The Fund may also invest in shares of other investment companies, including open-end index funds and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”) in order for the Fund to be more fully invested during times of uncertainty or when the Adviser believes that the market, as a whole, is mispriced. When identifying specific equity securities, the Fund’s Adviser, Selective Wealth Management, Inc. (the “Adviser”), uses its “Selective Process” to identify companies that it believes (1) produce products or services for which there are few good substitutes, (2) have a durable competitive advantage, (3) are highly profitable (as measured by return on equity), (4) have prudent debt levels, (5) have management that skillfully reinvests earnings, and (6) are led by outstanding individuals. The Adviser considers companies meeting all six criteria to be “Selective Companies,” and seeks to add the securities of these companies to the Fund’s portfolio at attractive valuations.

The third paragraph of the Principal Investment Strategies section on page 2 of the Fund’s prospectus is replaced with the following:

The Fund is non-diversified and focuses its investments in a relatively small number of Selective Companies, typically seeking to hold between 15 and 25 companies (although the number may vary depending on market conditions). As an alternative to investing in Underlying Funds, the Fund may also invest a substantial portion of its assets in cash and cash equivalents, including money market funds and other short term fixed income investments, in seeking to protect principal, or when, in the Adviser’s opinion, there are not sufficient Selective Companies at valuations appropriate for investment. Under such circumstances, the Adviser may also invest the Fund’s assets in shares of closed-end funds in order for the Fund to be more fully invested.

The Principal Investment Strategies of the Fund section on page 7 of the Fund’s prospectus is replaced with the following:

Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities of U.S. and foreign companies of any market capitalization that the Fund’s Adviser believes possess a durable competitive advantage and are capable of producing superior returns. The Fund is non-diversified and intends to focus its investments in a relatively small number of companies. The Fund may also invest in shares of other investment companies, including open-end index funds and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”) in order for the Fund to be more fully invested during times of uncertainty or when the Adviser believes the market, as a whole is mispriced.

Selection Process. When identifying specific equity securities, the Fund’s investment adviser, Selective Wealth Management, Inc., utilizes its “Selective Process” to identify companies that it believes are undervalued. The Selective Process is a six phase process that begins with seeking to identify companies with economic moats that are derived from understandable competitive advantages, such as a network effect, customer captivity, or economies of scale. In the second phase the Adviser analyzes the company’s profitability, debt, earnings allocations and management. The Adviser may also identify companies based on special situations, such as companies that the Adviser believes may be involved in mergers, reorganizations, liquidations or recapitalizations that will cause an increase in value of the company. The Adviser may make a decision to invest in such a company based on its fundamental analysis of a company, or based on external factors, such as the filing of 13D reports with the SEC.

Companies that pass the first two phases are added to a watch list and monitored on a daily basis. The third phase of the process is patiently waiting for opportunistic pricing. When an opportunity for purchase is identified, the fourth, or “buy”, phase begins. During this phase the Adviser determines the appropriate position size and trade structure. The Fund may at times initiate a position in a Selective Company by writing (selling) a call option on the equity security at the same time it buys the security. This covered call position gives the Fund exposure to the Selective Company at a lower cost basis, with downside protection, but gives up some of the upside return. The Fund may also purchase call options on equity securities of Selective Companies that it believes may increase substantially in value in the near future. In addition, the Fund may engage in cash covered put option transactions on Selective Companies. Cash covered put options involve the Fund selling an option promising to purchase an equity security at a fixed price in return for a premium payment to the Fund. The Fund intends to utilize deep in the money covered calls and cash covered puts to generate income.

During the fifth, or “own”, phase, the Adviser continuously assesses the company’s competitive position in the marketplace with the goals of long-term ownership and minimizing loss. In phase six, the Fund will sell positions, typically for one of four reasons: 1) the stock is called away (covered calls above the strike), 2) the company is acquired, 3) the Adviser loses confidence in the company’s competitive position in the marketplace, or 4) the price exceeds what the Adviser believes is the company’s intrinsic value.

The Fund typically seeks to hold 15 to 25 companies representing various products or service lines of business (although the number may vary depending on market conditions). As an alternative to investing in Underlying Funds, the Fund may also invest a substantial portion of its assets in cash and cash equivalents, including money market funds and other short term fixed income investments, in seeking to protect principal, or when, in the Adviser’s opinion, there are not sufficient Selective Companies at valuations appropriate for investment. Under such circumstances, the Adviser may also invest the Fund’s assets in shares of closed-end funds in order for the Fund to be more fully invested. To the extent the Adviser can find Selective Companies whose stocks are trading at sufficiently attractive prices for purchase in various sectors, it will attempt to allocate the Fund’s investments among a broad cross-section of market sectors and industries. However, there may be times when the Fund may hold a large portion of its assets in any one sector at a given time.

Types of Investments. Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights, warrants and convertible securities) and preferred stocks. The Fund may also invest in Underlying Funds ss described above, the Fund may write (sell) covered call options on equity securities held in its portfolio, and may also purchase call options.

The Fund may invest in equity securities of foreign issuers directly or through ADRs or GDRs. ADRs and GDRs are receipts issued by U.S. or global banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs are denominated in U.S. dollars, while GDRs may be denominated in U.S. dollars or in a foreign currency; both ADRs and GDRs may trade on U.S. exchanges while GDRs also may trade on foreign exchanges.

The below Passive Investment Risk is added to the end of the Principal Risks and Principal Risks of Investing in the Fund sections starting on pages 2 and 8, respectively, of the Fund’s prospectus:

Passive Investment Risk. An Underlying Fund that is an index fund invests in the securities included in, or representative of, its index regardless of their investment merit. Such an Underlying Fund does not attempt to outperform its index or take defensive positions in declining markets. As a result, an Underlying Fund’s performance may be adversely affected by a general decline in the market segments relating to its index.

The Temporary Defensive Positions section on page X of the prospectus is deleted and replaced with the following:

Temporary Defensive Positions

In response to adverse market, economic, political or other conditions, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies and may invest some or all of the Fund’s assets in cash, cash equivalents or Underlying Funds. The Fund may also choose not to use these temporary defensive strategies for a variety of reasons, even in volatile market conditions. Engaging in these temporary defensive measures may cause the Fund to miss out on investment opportunities and may prevent the Fund from achieving its investment objective. While temporary defensive positions are designed to limit losses, these strategies may not work as intended.

You should read this supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, each dated April 29, 2020, and retain it for future reference.